Form N-1A Cover	Sep. 23, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	PACIFIC SELECT FUND
Entity Central Index Key	0000813900
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 23, 2024
Prospectus Date	May 01, 2024
Supplement to Prospectus [Text Block]

SUPPLEMENT DATED SEPTEMBER 23, 2024

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024

FOR CLASS D, CLASS I and CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2024 for Class D, Class I and Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Value Portfolio – At a meeting held on September 18, 2024, the Board of Trustees of the Trust, including a majority of the Independent Trustees, approved Putnam Investment Management, LLC (“Putnam”) to serve as the sub-adviser of the Value Portfolio effective November 1, 2024, replacing American Century Investment Management, Inc. The Board also approved an increase in the management fee waiver for the Value Portfolio effective with the approval of Putnam.

In connection with this sub-adviser change, certain principal investment strategies of the Value Portfolio will change as described below. In order to facilitate these changes, a portion of the holdings of the Value Portfolio may be sold and new investments purchased in accordance with recommendations by Putnam. Pacific Life Fund Advisors LLC, the investment adviser to the Value Portfolio, may begin this transitioning prior to November 1, 2024 utilizing the principal investment strategies described below.

Class D Shares (PSF Avantis Balanced Allocation Portfolio) – At a meeting held on September 18, 2024, the Board of Trustees of the Trust, including a majority of the Independent Trustees, approved the redesignation of Class D shares to Class I shares and the termination of the Class D Distribution and Service Plan effective May 1, 2025. As a result, effective May 1, 2025, all references to “Class D” in the Prospectus will be deleted and replaced with “Class I.” The PSF Avantis Balanced Allocation Portfolio is the only series of the Trust that offers Class D shares. The current waiver for the PSF Avantis Balanced Allocation Portfolio, which is effective through April 30, 2025, will not be renewed.